Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CASH ACCOUNT TRUST
Prospectus Date	rr_ProspectusDate	Aug. 01, 2013
Capital Assets Funds Preferred Shares | Money Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Money Market Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks maximum current income consistent with stability of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These are the fees and expenses you may pay when you buy and hold shares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest.

The fund invests in high quality, short-term, US dollar denominated money market instruments, including obligations of US and foreign banks, corporate obligations, US government securities, municipal securities, repurchase agreements and asset backed securities, paying a fixed, variable or floating interest rate.

The fund will normally invest at least 25% of its total assets in bank obligations.

The fund may invest up to 10% of its total assets in other money market funds.

		Working in consultation with portfolio management, a credit team screens potential securities and develops a list of those that the fund may buy. Portfolio management, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decides which securities on this list to buy.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The fund will normally invest at least 25% of its total assets in bank obligations.
Risk [Heading]	rr_RiskHeading	Main Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There are several risk factors that could reduce the yield you get from the fund, cause the fund's performance to trail that of other investments, or cause you to lose money.

Money market fund risk. An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed, and if it falls below $1.00 you would lose money. The Advisor is not obligated to take any action to maintain the $1.00 share price. The share price could fall below $1.00 as a result of the actions of one or more large investors in the fund. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could cause the fund's share price to fall below $1.00, as could periods of high redemption pressures and/or illiquid markets.

Interest rate risk. Rising interest rates could cause the value of the fund's investments — and therefore its share price as well — to decline. Conversely, any decline in interest rates is likely to cause the fund's yield to decline, and during periods of unusually low interest rates, the fund's yield may approach zero. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of current income and, at times, could impair the fund's ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors.

Credit risk. The fund's performance could be hurt and the fund's share price could fall below $1.00 if an issuer of a money market instrument suffers an adverse change in financial condition that results in a payment default, security downgrade or inability to meet a financial obligation.

Liquidity risk. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors or due to general market conditions and a lack of willing buyers. When there are no willing buyers and an instrument cannot be readily sold at a desired time or price, the fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell one or more portfolio securities can adversely affect the fund's ability to maintain a $1.00 share price or prevent the fund from being able to take advantage of other investment opportunities.

Unusual market conditions, an unusually high volume of redemption requests or other similar conditions could cause the fund to be unable to pay redemption proceeds within a short period of time. If the fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the fund's ability to maintain a $1.00 share price.

Security selection risk. Although short-term securities are relatively stable investments, it is possible that the securities in which the fund invests will not perform as expected. This could cause the fund's returns to lag behind those of similar money market funds and could result in a decline in share price.

Repurchase agreement risk. If the party that sells the securities to the fund defaults on its obligation to repurchase them at the agreed-upon time and price, the fund could lose money.

Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

Concentration risk. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Any market price movements, regulatory or technological changes, or economic conditions affecting banks or financial institutions will have a significant impact on the fund's performance.

Prepayment and extension risk. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.

Foreign investment risk. Foreign investments include certain special risks, such as unfavorable political and legal developments, limited financial information, regulatory risk and economic and financial instability.

		Regulatory risk. In June 2013, the SEC proposed money market fund reform intended to address perceived systemic risks associated with money market funds and to improve transparency for money market fund investors. The Financial Stability Oversight Council (FSOC), a board of U.S. regulators established by the Dodd-Frank Act, had also previously proposed similar recommendations for money market fund reform. If one or more of the SEC or FSOC proposals for money market fund reform were to be adopted in the future, such regulatory action may affect the fund's operations and/or return potential.
Risk Lose Money [Text]	rr_RiskLoseMoney	There are several risk factors that could reduce the yield you get from the fund, cause the fund's performance to trail that of other investments, or cause you to lose money.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money market fund risk. An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed, and if it falls below $1.00 you would lose money. The Advisor is not obligated to take any action to maintain the $1.00 share price. The share price could fall below $1.00 as a result of the actions of one or more large investors in the fund. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could cause the fund's share price to fall below $1.00, as could periods of high redemption pressures and/or illiquid markets.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the FDIC or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	How a fund's returns vary from year to year can give an idea of its risk. Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. The 7-day yield, which is often referred to as the "current yield," is the income generated by the fund over a seven-day period. This amount is then annualized, which means that we assume the fund generates the same income every week for a year. For more recent performance figures and the current yield, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number included in this prospectus.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	How a fund's returns vary from year to year can give an idea of its risk.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dws-investments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance may not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS (%) (Capital Assets Funds Preferred Shares)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Returns for other classes were different and are not shown here.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 1.23%, Q3 2007 Worst Quarter: 0.01%, Q3 2009 Year-to-Date as of 6/30/13: 0.02%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/2012 expressed as a %)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Total returns would have been lower if operating expenses hadn't been reduced.

		Penson Financial Services, Inc., the sole sub-distributor of Capital Assets Funds Preferred Shares, may periodically waive fees in order to maintain minimum yield levels. These waivers may be changed or terminated at any time without notice. For more recent performance information, contact the financial services firm from which you obtained this prospectus.
Capital Assets Funds Preferred Shares | Money Market Portfolio | Capital Assets Funds Preferred Shares
Risk/Return:	rr_RiskReturnAbstract
SHAREHOLDER FEES (paid directly from your investment)	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.16%
Distribution/Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.30%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.66%
1 Year	rr_ExpenseExampleYear01	67
3 Years	rr_ExpenseExampleYear03	211
5 Years	rr_ExpenseExampleYear05	368
10 Years	rr_ExpenseExampleYear10	$ 822
2006	rr_AnnualReturn2006	4.53%
2007	rr_AnnualReturn2007	4.83%
2008	rr_AnnualReturn2008	2.49%
2009	rr_AnnualReturn2009	0.22%
2010	rr_AnnualReturn2010	0.05%
2011	rr_AnnualReturn2011	0.05%
2012	rr_AnnualReturn2012	0.05%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
1 Year	rr_AverageAnnualReturnYear01	0.05%
5 Years	rr_AverageAnnualReturnYear05	0.57%
Since Inception	rr_AverageAnnualReturnSinceInception	1.83%
Class Inception	rr_AverageAnnualReturnInceptionDate	Jun. 24, 2005